TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
TAXATION
Earning before income tax-rate	$ (7,464,462)	$ (2,249,424)
Income tax	2,042,411	(1,721,853)
Low or null taxation jurisdictions
TAXATION
Earning before income tax-rate	$ 1,213,563	$ (3,923,672)
Weight average applicable tax rate	0.00%	0.00%
Profit-making entities
TAXATION
Earning before income tax-rate	$ 2,480,831	$ 12,644,998
Weight average applicable tax rate	32.20%	34.20%
Income tax	$ (798,649)	$ (4,328,658)
Loss-making entities
TAXATION
Earning before income tax-rate	$ (11,158,856)	$ (10,970,750)
Weight average applicable tax rate	25.50%	23.80%
Income tax	$ 2,841,060	$ 2,606,805